ACCRUED EXPENSES AND OTHER (Schedule of Contract liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Payables and Accruals [Abstract]
Opening balance		$ 2,778	[1]	$ 1,147
Revenue recognized		(2,080)		(148)
Additions		4,541		1,779
Closing balance	[1]	$ 5,239		$ 2,778

[1]	Contract liabilities